Share-based Compensation - Hutchmed Options Fair value Assumptions (Details) - HUTCHMED Share Option Scheme - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)	$ 1.17	$ 1.29
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	3.27	3.69
Share price at effective date of grant (in US$ per share)	$ 3.27	$ 3.69
Expected volatility (in percentage)	56.62%	54.69%
Risk-free interest rate (in percentage)	4.52%	3.86%
Contractual life of share options (in years)	10 years	10 years
Expected dividend yield (in percentage)	0.00%	0.00%